Other Income and Expenses - Summary of Finance Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Bank interest income	¥ 45	¥ 155	¥ 59
Interest income on loans receivable	1,527
Interest income on net investments in subleases	49	103
Total finance income	¥ 1,621	¥ 258	¥ 59